Summary of Significant Accounting Policies (Details - Cash) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 406,526	$ 1,946,232
United Kingdom, Pounds
Cash	90,467	49,127
United States of America, Dollars
Cash	$ 284,410	$ 1,879,166